Loans and financing - Finnvera (Details) - Horizonte 2 Project BRL in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL
Finnvera
Loans and financing
Loans received	$ 70	BRL 231,706
Finnvera, Tranche One | LIBOR
Loans and financing
Interest rate basis	semi-annual LIBOR
Interest rate margin	1.03%	1.03%
Finnvera, Tranche Two | LIBOR
Loans and financing
Interest rate basis	semi-annual LIBOR
Interest rate margin	1.08%	1.08%